Bank borrowings - Maturity schedule (Details) - Bank borrowings ¥ in Millions	Mar. 31, 2025 CNY (¥)
Long-Term Debt, Fiscal Year Maturity [Abstract]
Within 1 year	¥ 22,562
Between 1 to 2 years	2,906
Between 2 to 3 years	5,098
Between 3 to 4 years	25,104
Between 4 to 5 years	5,572
Beyond 5 years	11,282
Total borrowings	¥ 72,524